Convertible Note Payable (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 29, 2014	Dec. 28, 2013	Dec. 28, 2013	Dec. 28, 2012
Balance, beginning	$ 476,614	$ 0		$ 0
Principal	0	669,335	669,335
Interest	27,927	23,781	23,781
Repayment	0	(47,885)	(48,326)
Beneficial conversion feature	0	(188,140)	(188,140)
Bonus shares issued	(131,744)		0
Accretion expense		33,495	33,495
Effect of foreign exchange	(15,139)	(13,872)	(13,872)
Note payable	532,036	476,614	476,614	0
Reclassification [Member]
Principal		655,804	655,804
Effect of foreign exchange		0	0
Beneficial Conversion Feature [Member]
Accretion expense	150,372	33,495	33,495
Bonus Shares Issued [Member]
Accretion expense	$ 24,006	$ 0	$ 0